Profit/Loss per share -Schedule of basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net (loss) for the period/year	$ (6,649)	$ (26,382)	$ (102,749)	$ (32,723)
Weighted average number of outstanding common shares	95,443,572	70,409,317	87,473,056	80,068,287
Basic and diluted (losses) per common share (US per share)	$ (0.070)	$ (0.375)	$ (1.175)	$ (0.409)